Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue by Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disaggregation of Revenue [Line Items]
Amount	$ 243,920	$ 305,463	$ 440,900
Percentage of Revenue	100.00%	100.00%	100.00%
Consumer services [Member]
Disaggregation of Revenue [Line Items]
Amount	$ 197,525	$ 271,639	$ 425,534
Percentage of Revenue	81.00%	89.00%	96.00%
Research services [Member]
Disaggregation of Revenue [Line Items]
Amount	$ 46,341	$ 28,268	$ 12,385
Percentage of Revenue	19.00%	9.00%	3.00%
Therapeutics [Member]
Disaggregation of Revenue [Line Items]
Amount	$ 54	$ 5,556	$ 2,981
Percentage of Revenue	0.00%	2.00%	1.00%